PRIMECAP Odyssey Growth Fund
Summary Section PRIMECAP Odyssey Growth Fund
Investment Objective
The PRIMECAP Odyssey Growth Fund seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	PRIMECAP Odyssey Growth Fund
Maximum sales charge on purchases or reinvested dividends	none
Redemption or exchange fees	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PRIMECAP Odyssey Growth Fund
Management fees	0.55%
Other expenses	0.08%
Total annual fund operating expenses	0.63%

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PRIMECAP Odyssey Growth Fund	64	202	351	786

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Primary Investment Strategies
The Fund invests primarily in the common stocks of U.S. companies, emphasizing those companies with the potential for above average earnings growth. The Fund may invest in stocks across all market sectors and market capitalizations. Although it has historically invested primarily in large- and mid-capitalization companies, it has also invested a significant portion of its assets in small-cap stocks. Because of the bottom-up stock selection process of PRIMECAP Management Company (the “Advisor”), the Fund may maintain a significantly overweight or underweight position in a particular sector relative to the S&P 500® index, a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market, at any time. The Fund may also invest in foreign securities through depository receipts or stocks traded on a foreign exchange.

The Advisor, through its fundamental research, seeks to identify stocks that have above average growth aspects or attributes that may contribute to accelerated earnings growth in the foreseeable future. Catalysts for growth may include new products, new markets, new management, restructuring, a structural shift in demand or supply, or other changes in industry dynamics. These stocks typically provide little current income. The Advisor looks for companies that, in its judgment, will grow faster and/or will be more profitable than their current market valuations suggest and for companies with asset values that are not adequately reflected in their stock prices. The Advisor may sell a stock if its market price appears to have risen above its fundamental value, if other securities appear to be more favorably priced, or if the reasons for which the stock was purchased no longer hold true. The Advisor maintains a long-term focus and attempts to identify stocks that it believes will outperform the S&P 500® index over a three- to five-year time frame.
Primary Risks
You may lose money by investing in the Fund. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund’s performance could be hurt by:
  Stock market risk. The chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
  Manager risk. The chance that, as a result of poor security selection by the Advisor, the Fund may underperform relative benchmarks or other funds with similar investment objectives.
  Investment style risk. The chance that returns from mid- and large-cap stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently. Additionally, from time to time, growth stocks may be more volatile than the overall stock market.
  Growth stocks risk. Growth stocks are likely to be more volatile in price than the stock market as a whole. Historically, growth funds have tended to outperform the market as a whole in rising markets and underperform the market as a whole in declining markets. Of course, there is no guarantee that this pattern will continue in the future.
  Sector-focus risk. The chance that investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.
  Foreign securities risk. The chance that the value of foreign securities will be adversely affected by the political and economic environments and other overall economic conditions in the countries where the Fund invests. Investing in foreign securities involves: country risk, which is the chance that domestic events – such as political upheaval, financial troubles, or natural disasters – will weaken a country’s securities markets; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.
  Small- and mid-cap stocks risk. The chance that small- and mid-cap stocks may trade less frequently or in more limited volume than those of larger, more established companies; may fluctuate in value more; and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

Fund Performance
The following performance information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The bar chart illustrates the Fund’s total return for the calendar years shown below. The table illustrates the Fund’s average annual return over time compared with a domestic broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses, or taxes. For additional information on the index, please see “Index Description.” Updated performance is available on the Fund’s website at www.odysseyfunds.com.
Calendar Year Total Return

During the period shown in the bar chart, the Fund’s highest quarterly return was +18.97% for the quarter ended September 30, 2009, and the lowest quarterly return was -20.75% for the quarter ended December 31, 2008.
Average Annual Total Returns as of December 31, 2014
Average Annual Total Returns	1 Year	5 Year	10 Year	Annualized Since Inception	Inception Date
PRIMECAP Odyssey Growth Fund	13.92%	15.89%	10.06%	10.88%	Nov. 01, 2004
PRIMECAP Odyssey Growth Fund Return After Taxes on Distributions	13.08%	15.54%	9.85%	10.67%	Nov. 01, 2004
PRIMECAP Odyssey Growth Fund Return After Taxes on Distributions and Sale of Fund Shares	8.53%	12.83%	8.30%	9.04%	Nov. 01, 2004
PRIMECAP Odyssey Growth Fund S&P 500® (reflects no deductions for fees, expenses, or taxes)	13.69%	15.45%	7.67%	8.32%	Nov. 01, 2004

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).